Interests in entities	12 Months Ended
Dec. 31, 2023
Interests in entities [Abstract]
Interests in entities [Text Block]

5Interests in entities

Accounting policies

Associates are all entities over which the company has significant influence, but not control or joint control. Significant influence is presumed with a shareholding of between 20% and 50% of the voting rights.

Investments in associates are accounted for using the equity method of accounting and are initially recognized at cost. The carrying amount of an investment in associate includes the carrying amount of goodwill identified on acquisition. An impairment loss on such investment is allocated to the investment as a whole.

The company’s share of the net income of these associates is included in Investments in associates, net of income taxes, in the Consolidated statements of income, after adjustments to align the accounting policies with those of the company. Dilution gains and losses arising from investments in associates are recognized in the Consolidated statements of income as part of Investments in associates, net of income taxes. Impairment losses and gains or losses on sale of investments are recorded in the Consolidated statements of income, more specifically on the line item ’Investments in associates, net of income taxes’.

When the company’s share of losses exceeds its interest in an associate, the carrying amount of that interest is reduced to zero and recognition of further losses is discontinued except to the extent that the company has an obligation or made payments on behalf of the associate.

The nature of the company’s interests in its consolidated entities and associates, and the effects of those interests on the company’s financial position and financial performance are discussed below.

Group companies

Below is a list of material subsidiaries as of December 31, 2023 representing greater than 5% of either the consolidated group Sales, Income from operations or Income from continuing operations (before any intra-group eliminations) of Group legal entities. All of the entities are fully consolidated in the Group financial statements.

Philips Group

Interests in group companies

in alphabetical order by country

2023

Legal entity name	Principal country of business
Philips (China) Investment Company, Ltd.	China
Philips Medizin Systeme Böblingen GmbH	Germany1)
Philips Japan, Ltd.	Japan
Philips Consumer Lifestyle B.V.	Netherlands
Philips Medical Systems (Cleveland), Inc.	United States
ATL International LLC	United States
Philips North America LLC	United States
Philips RS North America LLC	United States
1)Application of Sec. 264 (3) and Sec. 264b HGB (German Commercial Code) for fully consolidated legal entities: Philips GmbH, Hamburg; Philips Medical Systems DMC GmbH, Hamburg; Respironics Deutschland GmbH & Co. KG, München; Philips Medizin Systeme Hofheim-Wallau GmbH, Hamburg; Philips Medizin Systeme Böblingen GmbH, Böblingen; TomTec Imaging Systems GmbH, Unterschleißheim; Forecare GmbH, Ratingen.

Information related to non-controlling interests

As of December 31, 2023, four consolidated subsidiaries are not wholly owned by Philips (December 31, 2022: four). In 2023, Sales to third parties and Net income for these subsidiaries in aggregate are EUR 492 million (December 31, 2022: EUR 472 million) and EUR 27 million (December 31, 2022: EUR 28 million), respectively.

Investments in associates

Philips has investments in a number of associates. During 2023, Philips made two investments in associates for a total amount of EUR 3 million.

Due to the loss of significant influence in Candid Care during 2023, Philips reclassified the investment to Other non-current financial asset at FVTOCI (Level 3). On reclassification Philips recorded a loss of EUR 23 million in Other business expenses. For more information about Other non-current financial asset at FVTOCI, refer to Other financial assets and Fair value of financial assets and liabilities.

In 2023, Philips recorded its share in negative results of associates of EUR 51 million and impairment of EUR 58 million. The impairment losses mainly related to HALO Dx (EUR 33 million) and were recorded within the Investments in associates, net of income taxes line item.

Cumulative translation adjustments related to investments in associates were EUR (21) million as of December 31, 2023 (2022: EUR (22) million).

Involvement with unconsolidated structured entities

Philips founded three Philips Medical Capital (PMC) entities, in the US, France and Germany, in which Philips holds a minority interest. Philips Medical Capital, LLC in the US is the most significant entity. PMC entities provide healthcare equipment financing and leasing services to Philips customers for diagnostic imaging equipment, patient monitoring equipment, and clinical IT systems.

The company concluded that it does not control, and therefore should not consolidate the PMC entities. In the US, PMC operates as a subsidiary of De Lage Landen Financial Services, Inc. The same structure and treatment is applied to the PMC entities in the other countries, with other majority shareholders. Operating agreements are in place for all PMC entities, whereby acceptance of sales and financing transactions resides with the respective majority shareholder. After acceptance of a transaction by PMC, Philips transfers control and does not retain any obligations towards PMC or its customers, from the sales contracts.

As of December 31, 2023, Philips’ shareholding in Philips Medical Capital, LLC had a carrying value of EUR 27 million (December 31, 2022: EUR 29 million).

The company does not have any material exposures to losses from interests in unconsolidated structured entities other than the invested amounts.